UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
Check here if Amendment                     [   ]    Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Investment Management LLC
         -------------------------------------------------------------
Address           711 Fifth Avenue
         -------------------------------------------------------------
                  New York, New York 10022
         -------------------------------------------------------------

         -------------------------------------------------------------

Form 13F File Number:  028-11378



     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Howard M. Felson
         -----------------------------------------------------------------
Title:          Vice President
         -----------------------------------------------------------------
Phone:          (212) 832-8000
         -----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ HOWARD M. FELSON           New York, New York       August 11, 2008
----------------------        --------------------     -----------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





Report Summary:

Number of Other Included Managers:                                        1

Form 13F Information Table Entry Total:                                  39

Form 13F Information Table Value Total:                        $229,797,741


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File

No.     Form 13F File No.       Name
---     ----------------        ----------------------------
1.      028-12302               Allen Operations LLC



       ITEM 1                 ITEM 2            ITEM 3        ITEM 4              ITEM 5

                                                              TOTAL
   NAME OF ISSUER             CLASS          CUSIP NUMBER     VALUE       POSITION    CLASS

ACME UTD CORP                 COM             004816104       262,229       18,879      SHS
AFC ENTERPRISES INC           COM             00104Q107       183,770       23,000      SHS
AMBASSADORS GROUP INC         COM             023177108       492,360       33,000      SHS
AMERICAN INDEPENDENCE CORP    COM NEW         026760405       846,118      133,247      SHS
ANHEUSER BUSCH COS INC        COM             035229103    28,699,440      462,000      SHS
ANHEUSER BUSCH COS INC        COM             035229103    17,890,560      288,000      SHS
ASSURED GUARANTY LTD          COM             G0585R106       719,600       40,000      SHS
CARBO CERAMICS INC            COM             140781105       583,500       10,000      SHS
CSS INDS INC                  COM             125906107       242,200       10,000      SHS
DRS TECHNOLOGIES INC          COM             23330X100    14,547,456      184,800      SHS
DRS TECHNOLOGIES INC          COM             23330X100     9,068,544      115,200      SHS
INDEPENDENCE HLDG CO NEW      COM NEW         453440307     1,062,077      108,708      SHS
JOURNAL COMMUNICATIONS INC    CL A            481130102       433,800       90,000      SHS
MICRONETICS INC DEL           COM             595125105       212,000       25,000      SHS
NATIONAL DENTEX CORP          COM             63563H109     1,042,296       82,200      SHS
NATIONWIDE FINL SVCS INC      CL A            638612101    10,350,956      215,600      SHS
NATIONWIDE FINL SVCS INC      CL A            638612101     6,452,544      134,400      SHS
NEXCEN BRANDS INC             COM             653351106        86,800      155,000      SHS
NYMEX HOLDINGS INC            COM             62948N104     9,887,539      117,040      SHS
NYMEX HOLDINGS INC            COM             62948N104     6,163,661       72,960      SHS
ORIENT-EXPRESS HOTELS LTD     CL A            G67743107    10,090,851      232,294      SHS
ORIENT-EXPRESS HOTELS LTD     CL A            G67743107     6,290,373      144,806      SHS
PLAINS EXPL& PRODTN CO        COM             726505100    15,732,332      215,600      SHS
PLAINS EXPL& PRODTN CO        COM             726505100     9,807,168      134,400      SHS
PRESSTEK INC                  COM             741113104       491,040       99,000      SHS
REDWOOD TR INC                COM             758075402       227,900       10,000      SHS
RELM WIRELESS CORP            COM             759525108       183,875      122,583      SHS
RIO TINTO PLC                 SPONSORED ADR   767204100    19,057,500       38,500      SHS
RIO TINTO PLC                 SPONSORED ADR   767204100    11,880,000       24,000      SHS
RUBY TUESDAY INC              COM             781182100        81,000       15,000      SHS
SAFECO CORP                   COM             786429100    10,342,640      154,000      SHS
SAFECO CORP                   COM             786429100     6,447,360       96,000      SHS
STARRETT L S CO               CL A            855668109     1,087,249       45,700      SHS
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109     4,851,345      189,728      SHS
TAKE-TWO INTERACTIVE SOFTWAR  COM             874054109     3,024,215      118,272      SHS
TGC INDS INC                  COM NEW         872417308       646,994       72,696      SHS
WEYCO GROUP INC               COM             962149100       883,449       33,300      SHS
WRIGLEY WM JR CO              COM             982526105    11,978,120      154,000      SHS
WRIGLEY WM JR CO              COM             982526105     7,466,880       96,000      SHS



                                                         -------------
                                                           229,797,741
                                                         =============





      ITEM 1                               ITEM 6            ITEM 7                 ITEM 8
                              --INVESTMENT DISCRETION---                   ---VOTING AUTHORITY---
                               (a)        (b)       (C)                   (a)       (b)      (C)
  NAME OF ISSUER               SOLE      SHARED    OTHER    MANAGERS      SOLE     SHARED   OTHER

ACME UTD CORP                            18,879                1        18,879
AFC ENTERPRISES INC                      23,000                1        23,000
AMBASSADORS GROUP INC                    33,000                1        33,000
AMERICAN INDEPENDENCE CORP              133,247                1       133,247
ANHEUSER BUSCH COS INC                  462,000                1       462,000
ANHEUSER BUSCH COS INC                  288,000                1       288,000
ASSURED GUARANTY LTD                     40,000                1        40,000
CARBO CERAMICS INC                       10,000                1        10,000
CSS INDS INC                             10,000                1        10,000
DRS TECHNOLOGIES INC                    184,800                1       184,800
DRS TECHNOLOGIES INC                    115,200                1       115,200
INDEPENDENCE HLDG CO NEW                108,708                1       108,708
JOURNAL COMMUNICATIONS INC               90,000                1        90,000
MICRONETICS INC DEL                      25,000                1        25,000
NATIONAL DENTEX CORP                     82,200                1        82,200
NATIONWIDE FINL SVCS INC                215,600                1       215,600
NATIONWIDE FINL SVCS INC                134,400                1       134,400
NEXCEN BRANDS INC                       155,000                1       155,000
NYMEX HOLDINGS INC                      117,040                1       117,040
NYMEX HOLDINGS INC                       72,960                1        72,960
ORIENT-EXPRESS HOTELS LTD               232,294                1       232,294
ORIENT-EXPRESS HOTELS LTD               144,806                1       144,806
PLAINS EXPL& PRODTN CO                  215,600                1       215,600
PLAINS EXPL& PRODTN CO                  134,400                1       134,400
PRESSTEK INC                             99,000                1        99,000
REDWOOD TR INC                           10,000                1        10,000
RELM WIRELESS CORP                      122,583                1       122,583
RIO TINTO PLC                            38,500                1        38,500
RIO TINTO PLC                            24,000                1        24,000
RUBY TUESDAY INC                         15,000                1        15,000
SAFECO CORP                             154,000                1       154,000
SAFECO CORP                              96,000                1        96,000
STARRETT L S CO                          45,700                1        45,700
TAKE-TWO INTERACTIVE SOFTWAR            189,728                1       189,728
TAKE-TWO INTERACTIVE SOFTWAR            118,272                1       118,272
TGC INDS INC                             72,696                1        72,696
WEYCO GROUP INC                          33,300                1        33,300
WRIGLEY WM JR CO                        154,000                1       154,000
WRIGLEY WM JR CO                         96,000                1        96,000





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